Leases - Schedule of Lessee, Operating Lease, Liability, Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2021
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 2,580
2025	1,617
2026	139
Total undiscounted lease payments	4,336
Less: imputed interest	(163)
Total present value of lease liabilities	$ 4,173	$ 6,500